RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Short-term Bank Loans and Notes Payable	$ 15,462,491	$ 20,606,791	$ 23,590,469
Suzhou Dingli Real Estate Co., Ltd [Member]
Related Party Transaction [Line Items]
Short-term Bank Loans and Notes Payable	$ 15,462,491	$ 20,606,791